UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trafelet Capital Management, L.P.

Address:  590 Madison Avenue
          39th Floor
          New York, NY 10022

13F File Number: 28-12508

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Hofbauer
Title:    Chief Operating Officer
Phone:    (212) 201-7868


Signature, Place and Date of Signing:

/s/ Peter Hofbauer             New York, New York           February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total: $2,249,027
                                         (thousands)


List of Other Included Managers:

No.   Form 13F File Number          Name

1.       28-10575                   Delta Offshore, Ltd.
2.       28-10576                   Delta Institutional, LP
3.       28-10829                   Trafelet & Company Advisors, LLC
4.       28-11644                   Delta Onshore, LP
5.       28-11648                   Delta Pleiades, LP
6.       28-12329                   Trafelet Cayman, Ltd.
7.       28-12330                   Delta US Partners, LP


                                                     FORM 13F INFORMATION TABLE
                                                   Trafelet Capital Management, L.P.
                                                           December 31, 2007

COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT     OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION     MGRS    SOLE  SHARED   NONE
--------------                 --------         -----      --------  -------   --- ----  ----------     ----    ----  ------   ----
AEGEAN MARINE PETROLEUM NETW   SHS              Y0017S102  145,156   3,781,100 SH        SHARED-DEFINED               3,781,100
AGRIA CORP                     SPONSORED ADR    00850H103   17,892   1,722,020 SH        SHARED-DEFINED               1,722,020
ANNALY CAP MGMT INC            COM              035710409  178,586   9,823,200 SH        SHARED-DEFINED               9,823,200
APPROACH RESOURCES INC         COM              03834A103    8,960     696,700 SH        SHARED-DEFINED                 696,700
ARCH COAL INC                  COM              039380100  104,462   2,325,000 SH        SHARED-DEFINED               2,325,000
BE AEROSPACE INC               COM              073302101  145,528   2,751,000 SH        SHARED-DEFINED               2,751,000
BELDEN INC                     COM              077454106  153,147   3,441,500 SH        SHARED-DEFINED               3,441,500
BON-TON STORES INC             COM              09776J101   17,872   1,883,200 SH        SHARED-DEFINED               1,883,200
CAPITALSOURCE INC              COM              14055X102   36,939   2,100,000 SH        SHARED-DEFINED               2,100,000
CAPSTEAD MTG CORP              COM NO PAR       14067E506   20,663   1,566,600 SH        SHARED-DEFINED               1,566,600
CENVEO INC                     COM              15670S105   60,146   3,442,800 SH        SHARED-DEFINED               3,442,800
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109  127,256   2,105,500 SH        SHARED-DEFINED               2,105,500
CONCHO RES INC                 COM              20605P101   28,710   1,393,000 SH        SHARED-DEFINED               1,393,000
BAUER EDDIE HLDGS INC          COM              071625107   14,820   2,333,900 SH        SHARED-DEFINED               2,333,900
EL PASO CORP                   COM              28336L109   41,376   2,400,000 SH        SHARED-DEFINED               2,400,000
ENERGYSOLUTIONS INC            DEPOSITARY SH    292756202   53,594   1,985,700 SH        SHARED-DEFINED               1,985,700
FREEPORT-MCMORAN COPPER & GO   COM              35671D857   42,072     410,700 SH        SHARED-DEFINED                 410,700
FREESEAS INC                   COM              Y26496102    7,200   1,200,000 SH        SHARED-DEFINED               1,200,000
GREAT ATLANTIC & PAC TEA INC   COM              390064103   50,930   1,625,600 SH        SHARED-DEFINED               1,625,600
HERTZ GLOBAL HOLDINGS INC      COM              42805T105  139,495   8,778,800 SH        SHARED-DEFINED               8,778,800
HORSEHEAD HLDG CORP            COM              440694305    9,765     575,400 SH        SHARED-DEFINED                 575,400
LIBERTY ACQUISITION HLDGS CO   UNIT 99/99/9999  53015Y206   22,736   2,085,900 SH        SHARED-DEFINED               2,085,900
NAVIOS MARITIME HOLDINGS INC   COM              Y62196103   26,879   2,194,177 SH        SHARED-DEFINED               2,194,177
NYMEX HOLDINGS INC             COM              62948N104   56,517     423,000 SH        SHARED-DEFINED                 423,000
PARAGON SHIPPING INC           CL A             69913R309   62,567   3,435,866 SH        SHARED-DEFINED               3,435,866
PRECISION CASTPARTS CORP       COM              740189105   63,039     454,500 SH        SHARED-DEFINED                 454,500
RELIANT ENERGY INC             COM              75952B105  216,246   8,241,100 SH        SHARED-DEFINED               8,241,100
RELIANT ENERGY INC             COM              75952B105   39,360   1,500,000     CALL  SHARED-DEFINED               1,500,000
STEALTHGAS INC                 SHS              Y81669106   26,888   1,980,000 SH        SHARED-DEFINED               1,980,000
TERNIUM SA                     SPON ADR         880890108   20,256     505,000 SH        SHARED-DEFINED                 505,000
TITAN MACHY INC                COM              88830R101    6,923     528,500 SH        SHARED-DEFINED                 528,500
ULTRA PETROLEUM CORP           COM              903914109  262,062   3,665,200 SH        SHARED-DEFINED               3,665,200
WRIGLEY WM JR CO               COM              982526105   40,985     700,000 SH        SHARED-DEFINED                 700,000

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